LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancelable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2015	1,908
2016	642
2017	508
2018	350
2019	334
Thereafter	1,586
Total minimum lease payments	5,328

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time charter, which are accounted for as operating leases and other contractually committed income as of December 31, 2014 are as follows:

(in thousands of $)
2015	4,435
2016	—
2017	—
2018	—
2019	—
Thereafter	—
Total minimum lease payments	4,435